Corporate Information - Summary Of Subsidiaries Of The Company (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Internet Solutions LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Internet Solutions LLC
Principal Activity	Internet retailer of consumer goods
% equity interest	100.00%	100.00%
Internet Logistics LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Internet Logistics LLC
Principal Activity	Management of fulfillment facilities
% equity interest	100.00%	100.00%
Internet Travel LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Internet Travel LLC
Principal Activity	Internet retailer of travel services
% equity interest	100.00%	100.00%
Ozon Technologies LLC [member]
Disclosure of subsidiaries [line items]
Subsidiary	Ozon Technologies LLC
Principal Activity	IT services and development
% equity interest	100.00%	100.00%